CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Cash and cash deposits:
Cash and cash equivalents		¥ 3,191,889	¥ 2,686,659
Time deposits		309,373	289,753
Deposits with stock exchanges and other segregated cash		373,686	285,457
Total cash and cash deposits		3,874,948	3,261,869
Loans and receivables:
Loans receivable (including ¥664,585 million and ¥805,141 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		2,857,405	2,544,218
Receivables from customers (including ¥8,318 million and ¥11 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		541,284	449,706
Receivables from other than customers		1,731,236	892,283
Allowance for doubtful accounts		(13,012)	(4,169)
Total loans and receivables		5,116,913	3,882,038
Collateralized agreements:
Securities purchased under agreements to resell (including ¥647,545 million and ¥548,043 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		12,377,315	13,194,543
Securities borrowed		3,529,797	4,112,416
Total collateralized agreements		15,907,112	17,306,959
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of ¥5,200,360 million and ¥5,332,640 million as of March 31, 2019 and March 31, 2020, respectively; including ¥10,273 million and ¥12,407 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		16,853,822	14,355,712
Private equity and debt investments (including ¥4,047 million and ¥6,395 million measured at fair value by applying the fair value option in March 31, 2019 and March 31, 2020, respectively)		44,278	30,077
Total trading assets and private equity and debt investments		16,898,100	14,385,789
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥416,052 million and ¥397,114 million as of March 31, 2019 and March 31, 2020, respectively)		440,512	349,365
Non-trading debt securities		455,392	460,661
Investments in equity securities		112,175	138,447
Investments in and advances to affiliated companies		367,641	436,220
Other (including ¥151,233 million and ¥144,756 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		827,022	748,091
Total other assets		2,202,742	2,132,784
Total assets		43,999,815	40,969,439
LIABILITIES AND EQUITY
Short-term borrowings (including ¥362,612 million and ¥376,910 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)	[1]	1,486,733	841,758
Payables and deposits:
Payables to customers		1,467,434	1,229,083
Payables to other than customers		1,653,495	1,146,336
Deposits received at banks (including ¥—million and ¥14,392 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		1,276,153	1,392,619
Total payables and deposits		4,397,082	3,768,038
Collateralized financing:
Securities sold under agreements to repurchase (including ¥159,430 million and ¥111,609 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		16,349,182	15,036,503
Securities loaned (including ¥131,677 million and ¥105,968 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		961,446	1,229,595
Other secured borrowings		717,711	418,305
Total collateralized financing		18,028,339	16,684,403
Trading liabilities		8,546,284	8,219,811
Other liabilities (including ¥15,011 million and ¥9,183 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		1,034,448	858,867
Long-term borrowings (including ¥3,576,293 million and ¥3,707,643 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		7,775,665	7,915,769
Total liabilities		41,268,551	38,288,646
Common stock
No par value shares; Authorized—6,000,000,000 shares as of March 31, 2019 and March 31, 2020 Issued—3,493,562,601 shares as of March 31, 2019 and March 31, 2020 Outstanding—3,310,800,799 shares as of March 31, 2019 and 3,038,587,493 shares as of March 31, 2020		594,493	594,493
Additional paid-in capital		683,232	687,761
Retained earnings		1,645,451	1,486,825
Accumulated other comprehensive income		(26,105)	(29,050)
Total NHI shareholders' equity before treasury stock		2,897,071	2,740,029
Common stock held in treasury, at cost—182,761,802 shares as of March 31, 2019 and 454,975,108 shares as of March 31, 2020		(243,604)	(108,968)
Total NHI shareholders' equity		2,653,467	2,631,061
Noncontrolling interests		77,797	49,732
Total equity		2,731,264	2,680,793
Total liabilities and equity		43,999,815	40,969,439
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		10,000	20,000
Total cash and cash deposits		10,000	20,000
Trading assets and private equity investments:
Private equity and debt investments (including ¥4,047 million and ¥6,395 million measured at fair value by applying the fair value option in March 31, 2019 and March 31, 2020, respectively)		11,000	2,000
Total trading assets and private equity and debt investments		1,172,000	1,273,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥416,052 million and ¥397,114 million as of March 31, 2019 and March 31, 2020, respectively)		15,000	55,000
Other (including ¥151,233 million and ¥144,756 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		24,000	71,000
Total other assets		39,000	126,000
Total assets		1,221,000	1,419,000
LIABILITIES AND EQUITY
Short-term borrowings (including ¥362,612 million and ¥376,910 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		117,000	151,000
Collateralized financing:
Trading liabilities		19,000	23,000
Other liabilities (including ¥15,011 million and ¥9,183 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		4,000	3,000
Long-term borrowings (including ¥3,576,293 million and ¥3,707,643 million measured at fair value by applying the fair value option as of March 31, 2019 and March 31, 2020, respectively)		830,000	884,000
Borrowings		947,000	1,035,000
Total liabilities		¥ 970,000	¥ 1,061,000

[1]	Includes secured borrowings of ¥173,690 million as of March 31, 2019 and ¥170,290 million as of March 31, 2020.